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TAXABLE BOND & MONEY MARKET FUNDS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

SEMI-ANNUAL REPORT
March 31, 2001



Bond Market Overview
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.


Dear Investor:

We are pleased to present the semi-annual reports for the First Investors taxable bond and money market funds for the six-month period ended March 31, 2001.

The Economy

After an extended period of consistently strong growth, the economy slowed substantially during the reporting period. For the first three quarters of 2000, the gross domestic product (GDP) grew at a robust 4.2% annualized rate. However, over the past six months, growth slowed to an annualized rate of 1.1%.

The slowdown had several causes. In an effort to slow the economy to a sustainable level of growth, the Federal Reserve ("Fed") raised the benchmark federal funds rate from 4-3/4% to 6-1/2% from mid-1999 to mid-2000. Over the same period of time, a substantial increase in oil and natural gas prices acted as a tax on businesses and consumers. Also, the decline in the stock market over the past 12 months has caused a reverse wealth effect. Finally, the manufacturing sector experienced recession-like conditions due to excessive inventories. Industrial production declined for five consecutive months before a slight upturn in March.

The consumer sector remained relatively healthy, primarily due to the continued low level of unemployment (4.3% in March), rising wages and falling interest rates as the Fed shifted its stance from tightening to easing. Excluding energy prices, inflation has remained moderate. The rate of inflation, as measured by the consumer price index (CPI), was 2.9% over the past 12 months, down from 3.8% a year ago.

The benign inflation rate provided the Fed with leeway to respond aggressively to slowing growth, which it did by lowering the federal funds rate 150 basis points (1.5%) during the first quarter of this year. Further interest rate reductions are likely in the second quarter and into summer until growth revives.

The Bond Market

In general, the bond market responded positively to the slowing economy, low inflation, the Fed's interest rate cuts, and the declining stock market. As long-term interest rates fell, bond prices increased substantially during the reporting period. Over the past six months, the benchmark 10-year U.S. Treasury note yield fell 88 basis points (.88%) from 5.80% to 4.92%, the lowest level since early 1999.

Almost all of the decline in long-term rates occurred during the fourth quarter of 2000. Short-term rates saw even more dramatic declines due to aggressive Fed easing and the stock market decline, as equity investors sought a safe haven in the short-term Treasury market. Three-month U.S. Treasury bill rates fell almost two percentage points from 6.21% to 4.29% at the end of March, the lowest rate since the fall of 1998. With the exception of the high yield sector, bonds had very good total returns during the past six months. The Lehman Aggregate Bond Market Index (a broad measure of the U.S. high grade bond market) was up 7.37% for the six-month period and 12.53% over the last 12 months.



Bond Market Overview (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.


Among the various sectors of the bond market, investment grade corporate bonds posted the best results. During the fourth quarter of 2000, corporate bond yields widened substantially versus Treasury yields as investors avoided the sector due to the slowing economy. However, at the beginning of 2001, historically wide spreads versus Treasuries resulted in substantial investor demand for investment grade bonds. The first quarter of 2001 was one of the best quarters of relative performance in the history of the investment grade corporate market.

The Treasury sector experienced very strong performance, although slightly less than corporate bonds. Treasuries benefited from declining interest rates and the continued paydown of debt by the U.S. government. Intermediate maturity (five to 10 years) Treasury securities provided the best returns, reflecting a steepening of the yield curve (short-term rates fell more than long-term rates).

The mortgage-backed bond sector also posted good returns, reflecting falling interest rates. The sector's performance slowed during the first quarter of 2001 as lower rates gave homeowners their best opportunity to refinance their mortgages since 1998. Increased prepayments and a greater supply of mortgage-backed bonds limited the sector's price appreciation.

High yield bonds were the weakest performing sector during the past six months, although performance in the two quarters varied substantially. The sector suffered extremely weak performance during the fourth quarter of 2000 due to the slowing economy, rising corporate default rates, the weak stock market and lack of investor interest. However, during the first quarter of 2001, high yield bonds were the strongest sector of the bond market by a substantial amount reflecting renewed investor interest at historically attractive yields versus Treasuries.

Money market yields declined substantially during the review period due to aggressive Fed easing, the anticipation of additional Fed action, as well as a substantial increase in money market assets (and demand for money market instruments) as investors avoided the stock market.

Looking Ahead

Going forward, the economy is likely to remain weak over the next three to six months as excessive inventories are worked off. The Fed will likely continue a policy of easing, probably cutting interest rates an additional 50 basis points (1/2%) by summer. This should spark economic growth later in the year. The bond market has already discounted this scenario, so further substantial declines in long-term yields are unlikely unless the economy enters a recession. Conversely, a substantial increase in yields is unlikely until and unless the economy shows signs of growth. These scenarios suggest a "range-bound" bond market.



Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our investors to follow to reduce exposure to risk.* First, we encourage investors to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our investors to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our investors to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

April 30, 2001

* There are a variety of risks associated with investing in bond mutual funds, including interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole. You should consult your prospectus for a precise explanation of the risks associated with your fund.



Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                         Interest                 $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--74.4%
   $ 5,000M   Archer-Daniels-Midland Co., 4/12/01                                     4.90%   $  4,991,821     $   248
     3,400M   Campbell Soup Co., 4/16/01                                              4.96       3,392,501         169
     1,085M   Clorox Co., 7/15/01                                                     4.84       1,096,533          54
     1,800M   Clorox Co., 7/15/01                                                     6.99       1,809,255          90
     9,300M   Coca-Cola Co., 4/12/01                                                  5.10       9,284,125         461
     9,000M   Du Pont (E.I.) de Nemours & Co., 4/30/01                                4.94       8,962,945         446
     2,500M   Eastman Kodak Co., 4/23/01                                              5.18       2,491,688         124
     2,000M   Ford Capital BV, 5/15/01                                                7.40       2,004,818         100
     8,000M   Gannett Co., Inc., 4/20/01                                              5.10       7,977,327         397
     2,000M   General Electric Capital Corp., 4/3/01                                  6.78       1,999,869          99
       875M   General Electric Capital Corp., 4/3/01                                  7.18         874,934          43
     6,500M   General Electric Capital Corp., 4/25/01                                 5.07       6,477,040         322
     8,100M   H.J. Heinz Co., 5/3/01                                                  5.00       8,062,781         401
     2,500M   Idaho Power Co., 4/4/01                                                 5.00       2,498,609         124
     8,500M   Laclede Gas Co., 5/23/01                                                4.92       8,438,406         419
     5,200M   Lubrizol Corp., 4/20/01                                                 4.93       5,185,750         258
     2,871M   McGraw-Hill Cos., Inc., 6/12/01                                         6.08       2,834,983         141
     7,325M   National Rural Utilities Corp., 5/21/01                                 5.30       7,269,338         361
     9,000M   New York Times Co., Inc., 4/2/01                                        5.52       8,997,239         447
     1,000M   Paccar Financial Corp., 7/16/01                                         5.09       1,001,948          50
     1,000M   Paccar Financial Corp., 8/15/01                                         5.05       1,003,678          50
     5,000M   Pitney Bowes Credit Corp., 4/9/01                                       5.08       4,993,630         248
     3,000M   Pitney Bowes Credit Corp., 4/9/01                                       5.12       2,996,148         149
     7,075M   PPG Industries, Inc., 4/3/01                                            5.22       7,071,911         352
     8,000M   Schering Corp., 4/2/01                                                  5.50       7,997,555         398
     9,000M   Texaco, Inc., 4/6/01                                                    5.16       8,992,239         447
     1,540M   Wal-Mart Stores, Inc., 4/1/01                                           6.85       1,540,059          77
     2,000M   Wal-Mart Stores, Inc., 4/1/01                                           7.33       2,000,077          99
     1,280M   Wal-Mart Stores, Inc., 8/10/01                                          6.46       1,278,382          64
     1,023M   Wal-Mart Stores, Inc., 8/10/01                                          6.64       1,021,132          51
     9,000M   Walt Disney Co., 4/2/01                                                 5.50       8,997,249         447
     1,000M   Washington Gas Light Co., 4/2/01                                        4.95         999,725          50
     5,000M   Washington Gas Light Co., 4/11/01                                       5.12       4,992,157         248
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $149,535,852)                                             149,535,852       7,434
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--22.7%
     1,000M   Fannie Mae, 4/23/01                                                     5.35       1,000,687          50
     1,000M   Fannie Mae, 4/26/01                                                     5.35       1,000,862          50
     1,390M   Fannie Mae, 4/26/01                                                     5.49       1,390,056          69
     1,500M   Fannie Mae, 5/2/01                                                      6.52       1,499,764          75
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                         Interest                 $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------


              U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
   $   725M   Fannie Mae, 7/23/01                                                     5.30%    $   726,063     $    36
     2,060M   Fannie Mae, 10/15/01                                                    5.29       2,052,501         102
     2,100M   Fannie Mae, 11/8/01                                                     4.93       2,099,964         104
       700M   Fannie Mae, 11/29/01                                                    5.25         704,460          35
     2,225M   Fannie Mae, 12/10/01                                                    5.21       2,224,940         111
     1,500M   Fannie Mae, 12/14/01                                                    5.20       1,500,111          75
     2,600M   Fannie Mae, 2/1/02                                                      5.30       2,599,957         129
     2,000M   Fannie Mae, 2/1/02                                                      5.25       1,999,967          99
     2,500M   Fannie Mae, 2/21/02                                                     5.27       2,499,605         124
     2,250M   Federal Home Loan Bank, 5/4/01                                          6.55       2,246,960         112
     5,000M   Federal Home Loan Bank, 6/29/01                                         4.93       5,021,943         249
     1,030M   Federal Home Loan Bank, 11/21/01                                        4.80       1,038,130          52
     3,000M   Federal Home Loan Bank, 2/7/02                                          4.75       3,002,195         149
       705M   Federal Home Loan Bank, 2/15/02                                         4.95         715,680          36
     3,200M   Federal Home Loan Bank, 2/19/02                                         5.52       3,199,637         159
     3,050M   Federal Home Loan Bank, 3/5/02                                          5.02       3,049,571         151
     3,000M   Federal Home Loan Bank, 3/5/02                                          5.06       2,999,366         149
     1,500M   Freddie Mac, 6/15/01                                                    4.96       1,501,900          75
     1,636M   Freddie Mac, 6/15/01                                                    5.18       1,637,771          81
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $45,712,090)                            45,712,090       2,272
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--2.7%
     1,000M   Merrill Lynch & Co., Inc., 5/8/01                                       5.52       1,000,102          50
     1,500M   Merrill Lynch & Co., Inc., 8/10/01                                      5.48       1,500,413          75
     3,000M   Merrill Lynch & Co., Inc., 1/28/02                                      5.65       3,000,972         149
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $5,501,487)                                             5,501,487         274
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $200,749,429) +                                      99.8%    200,749,429       9,980
Other Assets, Less Liabilities                                                          .2         397,652          20
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $201,147,081     $10,000
======================================================================================================================

* The interest rates shown for the corporate notes and U.S. Government agency obligations are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically and the interest rate shown is the rate in effect at March 31, 2001.

+ Aggregate cost for federal income tax purposes is the same.


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--85.7%
              Federal National Mortgage Association--4.3%
   $ 5,442M     8%, 9/1/2027                                                                  $  5,662,990     $   430
              Government National Mortgage Association I Program--44.0%
    11,022M     6.50%, 8/15/2028-5/15/2029                                                      11,032,052         837
    31,705M     7%, 7/15/2027-12/15/2030                                                        32,225,903       2,444
     6,000M     7.50%, 1/15/2030                                                                 6,155,730         467
     8,369M     8%, 4/15/2030-6/15/2030                                                          8,651,130         656
              Government National Mortgage Association II Program--37.4%
    37,549M     7%, 6/20/2023-10/20/2029                                                        38,115,017       2,891
    10,862M     7.50%, 12/20/2022-10/20/2023                                                    11,157,401         846
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $110,744,334)                                113,000,223       8,571
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--8.8%
     5,000M   U.S. Treasury Bond, 7.875%, 2/15/2021                                              6,352,460         482
     5,000M   U.S. Treasury Note, 5.75%, 8/15/2010                                               5,271,850         400
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S Government Obligations (cost $11,533,789)                                    11,624,310         882
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.1%
     1,800M   General Electric Capital Corp., 4.94%, 4/4/2001                                    1,799,011         136
     4,900M   General Electric Capital Corp., 4.95%, 4/4/2001                                    4,897,304         371
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,696,315)                                      6,696,315         507
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $128,974,438)                                        99.6%    131,320,848       9,960
Other Assets, Less Liabilities                                                          .4         522,593          40
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $131,843,441     $10,000
======================================================================================================================


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--89.0%
              Aerospace/Defense--3.4%
    $  700M   Honeywell International, Inc., 6.875%, 2005                                      $   738,200     $   118
       700M   Precision Castparts Corp., 8.75%, 2005                                               743,353         119
       700M   Raytheon Co., 6.15%, 2008                                                            663,243         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,144,796         343
----------------------------------------------------------------------------------------------------------------------
              Automotive--5.6%
       750M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          779,385         125
       800M   Goodyear Tire & Rubber Co., 8.50%, 2007                                              807,864         130
       500M   Lear Corp., 7.96%, 2005                                                              504,267          81
       730M   Navistar International Corp., 8%, 2008                                               662,475         106
       700M   Visteon Corp., 8.25%, 2010                                                           736,525         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,490,516         560
----------------------------------------------------------------------------------------------------------------------
              Chemicals--2.4%
       750M   Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                                        810,705         130
       700M   Lubrizol Corp., 7.25%, 2025                                                          689,822         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,500,527         241
----------------------------------------------------------------------------------------------------------------------
              Consumer Products--1.1%
       735M   Mattel, Inc., 6%, 2003                                                               712,524         114
----------------------------------------------------------------------------------------------------------------------
              Durable Goods Manufacturing--1.4%
       800M   United Technologies Corp., 7.125%, 2010                                              863,110         139
----------------------------------------------------------------------------------------------------------------------
              Energy--7.9%
       700M   Baroid Corp., 8%, 2003                                                               739,022         119
       750M   Gulf Canada Resources, Ltd., 8.375%, 2005                                            813,750         131
       500M   Mobil Corp., 8.625%, 2021                                                            610,085          98
       750M   Phillips Petroleum Co., 7.20%, 2023                                                  703,407         113
       700M   Repsol International Finance, 7.45%, 2005                                            737,996         118
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    901,416         145
       400M   Veritas DGC, Inc., 9.75%, 2003                                                       410,000          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,915,676         790
----------------------------------------------------------------------------------------------------------------------
              Entertainment/Leisure--1.7%
       350M   Time Warner, Inc., 6.875%, 2018                                                      334,982          54
       700M   Walt Disney Co., 7.30%, 2005                                                         748,028         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,083,010         175
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial--13.8%
    $  775M   Aetna, Inc., 7.875%, 2011                                                        $   786,560     $   126
       350M   Bank of America Corp., 7.80%, 2010                                                   376,247          60
       700M   Bank One Corp., 7.875%, 2010                                                         759,554         122
       200M   BB&T Corp., 6.375%, 2005                                                             200,232          32
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  768,331         123
       800M   Citicorp, 8%, 2003                                                                   839,840         135
       750M   ERAC USA Finance Co., 9.125%, 2004+                                                  810,622         130
       800M   First Union Corp., 7.70%, 2005                                                       848,336         136
       750M   Fleet Capital Trust II, 7.92%, 2026                                                  728,750         117
       775M   Huntington National Bank, 8%, 2010                                                   819,554         132
       750M   Republic NY Corp., 7.75%, 2009                                                       805,760         130
       775M   Washington Mutual, Inc., 8.25%, 2010                                                 855,587         137
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,599,373       1,380
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.6%
       750M   Anheuser-Busch Companies, Inc., 7%, 2005                                             766,295         123
       700M   Hershey Foods Corp., 6.70%, 2005                                                     736,097         118
       725M   Pepsi Bottling Group, Inc., 7%, 2029                                                 741,065         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,243,457         360
----------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--1.3%
       750M   MGM Mirage, Inc., 8.50%, 2010                                                        784,020         126
----------------------------------------------------------------------------------------------------------------------
              Healthcare--1.3%
       750M   Tenet Healthcare Corp., 9.25%, 2010                                                  833,438         134
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--3.7%
       750M   Ford Motor Credit Co., 7.50%, 2005                                                   785,360         126
       700M   General Electric Capital Corp., 7.875%, 2006                                         777,057         125
       700M   General Motors Acceptance Corp., 7.75%, 2010                                         740,397         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,302,814         370
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting)--2.5%
       700M   Comcast Cable Communications, Inc., 8.375%, 2007                                     768,697         123
       750M   Cox Enterprises, Inc., 8%, 2007+                                                     791,784         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,560,481         250
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media (Other)--4.4%
    $  500M   Houghton Mifflin Co., 7.20%, 2011                                                $   498,658      $   80
       700M   New York Times Co., Inc., 7.625%, 2005                                               750,616         120
       750M   News America Holdings, Inc., 8.50%, 2005                                             801,239         129
       700M   PanAmSat Corp., 6.375%, 2008                                                         660,115         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,710,628         435
----------------------------------------------------------------------------------------------------------------------
              Mining/Metals--2.3%
       700M   Hanson PLC, 7.875%, 2010                                                             727,227         117
       700M   Thiokol Corp., 6.625%, 2008                                                          715,675         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,442,902         232
----------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--1.2%
       700M   International Paper Co., 8.125%, 2005                                                747,639         120
----------------------------------------------------------------------------------------------------------------------
              Retail - Food/Drug--2.2%
       700M   Kroger Co., 7%, 2018                                                                 673,271         108
       650M   Safeway, Inc., 7.25%, 2004                                                           682,096         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,355,367         217
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--3.7%
       700M   Federated Department Stores, Inc., 7.45%, 2017                                       692,361         111
       750M   Target Corp., 7.50%, 2010                                                            826,988         133
       700M   Wal-Mart Stores, Inc., 8%, 2006                                                      782,799         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,302,148         369
----------------------------------------------------------------------------------------------------------------------
              Services--1.2%
       750M   Allied Waste NA, Inc., 7.625%, 2006                                                  731,250         117
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--9.9%
       700M   Deutsche Telekom International Finance, 8%, 2010                                     716,082         115
       725M   Global Crossing Holding, Ltd., 9.125%, 2006                                          686,938         110
       700M   GTE Corp., 7.90%, 2027                                                               708,983         114
       725M   MetroNet Communications Corp., 0%-9.95%, 2008                                        603,488          97
       600M   Pacific Bell Telephone Co., 7%, 2004                                                 627,973         101
       725M   Sprint Capital Corp., 6.375%, 2009                                                   681,130         109
       500M   Verizon Global Funding Corp., 6.75%, 2005 +                                          519,114          83
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   809,590         130
       800M   WorldCom, Inc., 8.875%, 2006                                                         826,274         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,179,572         992
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.9%
    $  725M   Burlington Northern Santa Fe Corp., 7.875%, 2007                                 $   783,360     $   126
       810M   Canadian National Railway Co., 6.45%, 2006                                           810,005         130
       749M   Continental Airlines, Inc., 8.388%, 2020                                             803,910         129
       550M   Eletson Holdings, Inc., 9.25%, 2003                                                  549,312          88
       700M   Norfolk Southern Corp., 7.35%, 2007                                                  734,009         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,680,596         591
----------------------------------------------------------------------------------------------------------------------
              Utilities--8.5%
       700M   Columbia Energy Group, 6.80%, 2005                                                   717,351         115
       735M   Consumers Energy Co., 6.375%, 2008                                                   710,427         114
       750M   El Paso Energy Corp., 7.375%, 2012                                                   781,557         125
       700M   Enron Corp., 7.125%, 2007                                                            728,785         117
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          570,509          92
       725M   Northwestern Public Service Co., 7.10%, 2005                                         762,920         122
       215M   Old Dominion Electric Cooperative, 7.97%, 2002                                       221,044          35
       750M   PP&L Capital Funding, Inc., 8.375%, 2007                                             795,230         128
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,287,823         848
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $53,750,166)                                               55,471,667       8,903
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.2%
              Housing
       800M   Virginia State Housing Dev. Auth., 6.51%, 2019 (cost $691,320)                       761,000         122
----------------------------------------------------------------------------------------------------------------------
              U.S GOVERNMENT OBLIGATIONS--5.3%
     1,000M   U.S. Treasury Notes, 7.875%, 2004                                                  1,110,118         178
     2,000M   U.S. Treasury Notes, 6.625%, 2007                                                  2,192,912         352
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $3,091,953)                                     3,303,030         530
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.3%
       650M   General Electric Capital Corp., 4.98%, 4/3/01                                        649,730         104
     1,000M   General Electric Capital Corp., 5.07%, 4/6/01                                        999,155         161
       400M   Washington Gas Light Co., 5.48%, 4/2/01                                              399,878          64
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $2,048,763)                                      2,048,763         329
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $59,582,202)                                         98.8%     61,584,460       9,884
Other Assets, Less Liabilities                                                         1.2         724,328         116
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $62,308,788     $10,000
======================================================================================================================

+ See Note 4


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--79.4%
              Aerospace/Defense--1.6%
   $ 2,000M   Burke Industries, Inc., 10%, 2007                                                $   490,000      $   10
     3,000M   DeCrane Aircraft Holdings, Inc., 12%, 2008                                         2,895,000          59
     1,600M   L-3 Communications Corp., 10.375%, 2007                                            1,648,000          33
     3,000M   L-3 Communications Corp., 8%, 2008                                                 2,977,500          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,010,500         163
----------------------------------------------------------------------------------------------------------------------
              Agricultural Products--1.2%
     6,900M   Terra Industries, Inc., 10.50%, 2005                                               5,744,250         117
----------------------------------------------------------------------------------------------------------------------
              Apparel/Textiles--.8%
     4,480M   GFSI, Inc., 9.625%, 2007                                                           3,427,200          70
     2,250M   Worldtex, Inc., 9.625%, 2007 ++                                                      393,750           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,820,950          78
----------------------------------------------------------------------------------------------------------------------
              Automotive--2.4%
     4,000M   Accuride Corp., 9.25%, 2008                                                        2,820,000          58
     4,075M   Cambridge Industries, Inc., 10.25%, 2007 ++                                        1,028,937          21
     4,800M   Collins & Aikman Products Co., 11.50%, 2006                                        3,960,000          81
     4,200M   Exide Corp., 10%, 2005                                                             3,255,000          66
     2,500M   Special Devices, Inc., 11.375%, 2008                                                 512,500          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,576,437         236
----------------------------------------------------------------------------------------------------------------------
              Building Materials--.9%
     2,500M   American Architectural Products Corp., 11.75%, 2007 ++                               662,500          14
     4,000M   Nortek, Inc., 9.125%, 2007                                                         3,930,000          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,592,500          94
----------------------------------------------------------------------------------------------------------------------
              Chemicals--6.8%
     8,550M   AEP Industries, Inc., 9.875%, 2007                                                 8,250,750         168
     9,800M   Huntsman Polymers Corp., 11.75%, 2004                                              8,183,000         167
     5,350M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                 4,306,750          88
     7,500M   Lyondell Chemical Co., 10.875%, 2009                                               7,612,500         155
     1,250M   PMD Group, Inc., 11%, 2011 +                                                       1,306,250          27
     4,500M   Texas Petrochemicals Corp., 11.125%, 2006                                          3,735,000          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,394,250         681
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Products--1.4%
   $ 3,420M   AKI, Inc., 10.50%, 2008                                                          $ 3,095,100      $   63
     1,707M   Chattem, Inc., 8.875%, 2008                                                        1,476,555          30
     2,050M   Corning Consumer Products Co., 9.625%, 2008                                          256,250           5
     2,135M   Hines Horticulture, Inc., 12.75%, 2005                                             1,974,875          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,802,780         139
----------------------------------------------------------------------------------------------------------------------
              Containers/Packaging--1.2%
     3,250M   Radnor Holdings Corp., 10%, 2003                                                   2,778,750          57
     3,625M   Tekni-Plex, Inc., 12.75%, 2010                                                     3,298,750          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,077,500         124
----------------------------------------------------------------------------------------------------------------------
              Durable Goods Manufacturing--.8%
     1,500M   Columbus McKinnon Corp., 8.50%, 2008                                               1,267,500          26
     2,500M   Day International Group, Inc., 11.125%, 2005                                       2,487,500          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,755,000          77
----------------------------------------------------------------------------------------------------------------------
              Energy--2.7%
     3,750M   Giant Industries, Inc., 9.75%, 2003                                                3,712,500          76
     3,750M   Gulf Canada Resources, Ltd., 9.625%, 2005                                          3,900,000          80
     2,000M   RBF Finance Co., 11.375%, 2009                                                     2,452,226          50
     3,000M   Tesoro Petroleum Corp., 9%, 2008                                                   3,067,500          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,132,226         268
----------------------------------------------------------------------------------------------------------------------
              Entertainment/Leisure--1.2%
     3,890M   Carmike Cinemas, Inc., 9.375%, 2009 ++                                             1,225,350          25
     4,000M   KSL Recreation Group, Inc., 10.25%, 2007                                           4,060,000          83
     2,400M   Loews Cineplex Entertainment Corp., 8.875%, 2008 ++                                  372,000           7
     2,445M   Outboard Marine Corp., 10.75%, 2008 ++                                                36,675           1
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,694,025         116
----------------------------------------------------------------------------------------------------------------------
              Financial--.2%
     1,500M   Bay View Capital Corp., 9.125%, 2007                                               1,177,500          24
----------------------------------------------------------------------------------------------------------------------
              Food Service--1.0%
     5,000M   Domino's, Inc., 10.375%, 2009                                                      5,075,000         104
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.7%
   $ 5,000M   Canandaigua Brands, Inc., 8.50%, 2009                                            $ 5,050,000     $   103
     3,500M   Di Giorgio Corp., 10%, 2007                                                        3,246,250          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,296,250         169
----------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--1.9%
       250M   Hollywood Park, Inc., 9.25%, 2007                                                    246,563           5
     1,550M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           1,410,500          29
     3,500M   Park Place Entertainment Corp., 9.375%, 2007                                       3,648,750          74
     4,000M   Prime Hospitality Corp., 9.25%, 2006                                               4,100,000          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,405,813         192
----------------------------------------------------------------------------------------------------------------------
              Healthcare--4.2%
     2,250M   ALARIS Medical Systems, Inc., 9.75%, 2006                                          1,248,750          26
     3,750M   CONMED Corp., 9%, 2008                                                             3,543,750          72
     5,200M   Fisher Scientific International, Inc., 9%, 2008                                    5,213,000         106
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2005 ++                                        704,000          14
     5,750M   Integrated Health Services, Inc., 10.25%, 2006 ++                                     79,063           2
     1,400M   Leiner Health Products, Inc., 9.625%, 2007                                           119,000           2
     6,689M   Owens & Minor, Inc., 10.875%, 2006                                                 7,090,340         145
     2,300M   Tenet Healthcare Corp., 8.625%, 2007                                               2,397,750          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,395,653         416
----------------------------------------------------------------------------------------------------------------------
              Information Technology/Office Equipment--2.1%
     3,100M   ChipPac International, Ltd., 12.75%, 2009                                          2,790,000          57
     5,500M   Exodus Communications, Inc., 10.75%, 2009                                          4,290,000          87
     2,580M   Exodus Communications, Inc., 11.625%, 2010                                         2,089,800          43
     4,200M   Rhythyms NetConnections, Inc., 12.75%, 2009                                          546,000          11
     4,000M   Rhythyms NetConnections, Inc., 14%, 2010                                             420,000           9
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,135,800         207
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting)--13.5%
     2,000M   Century Communications Corp., 9.50%, 2005                                          1,997,500          41
     5,000M   Charter Communications Holdings, LLC, 8.625%, 2009                                 4,837,500          99
     1,000M   Charter Communications Holdings, LLC, 10%, 2009                                    1,042,500          21
     2,000M   Charter Communications Holdings, LLC, 10.75%, 2009                                 2,140,000          44
     2,000M   Charter Communications Holdings, LLC, 10.25%, 2010                                 2,090,000          43
     5,000M   Comcast United Kingdom Cable Partners, Ltd., 11.20%, 2007                          4,525,000          92
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting) (continued)
   $ 4,750M   Diamond Cable Communications PLC, 11.75%, 2005                                   $ 4,417,500      $   90
     7,650M   Diva Systems Corp., 0%-11.20%, 2007                                                1,950,750          40
    15,200M   Echostar DBS, 9.375%, 2009                                                        15,314,000         312
     6,500M   Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008                                   6,142,500         125
     4,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                  3,590,000          73
     2,000M   NTL, Inc., 11.50%, 2008                                                            1,770,000          36
     2,700M   Rogers Communications, Inc., 8.875%, 2007                                          2,754,000          56
     3,000M   Sinclair Broadcasting Group, Inc., 10%, 2005                                       2,887,500          59
     5,850M   Star Choice Communications, Inc., 13%, 2005                                        6,376,500         130
     4,300M   Young Broadcasting Corp., 10%, 2011                                                4,192,500          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                66,027,750       1,347
----------------------------------------------------------------------------------------------------------------------
              Media (Other)--3.2%
     4,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        3,900,000          79
     8,000M   MDC Communications Corp., 10.50%, 2006                                             7,480,000         153
     2,000M   Mail-Well, Inc., 5%, 2002                                                          1,770,000          36
     3,000M   Von Hoffman Press, Inc., 10.875%, 2007 +                                           2,775,000          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,925,000         325
----------------------------------------------------------------------------------------------------------------------
              Mining/Metals--1.5%
     2,500M   Commonwealth Aluminum Corp., 10.75%, 2006                                          2,362,500          48
     4,150M   Euramax International PLC, 11.25%, 2006                                            2,645,625          54
     3,000M   Murrin Murrin Holdings Property, Ltd., 9.375%, 2007                                2,325,000          48
     2,000M   Renco Metals, Inc., 11.50%, 2003 ++                                                  250,000           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,583,125         155
----------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--5.7%
     4,000M   Container Corp., 11.25%, 2004                                                      4,020,000          82
     5,950M   Packaging Corp. of America, 9.625%, 2009                                           6,396,250         130
     7,500M   Riverwood International Corp., 10.25%, 2006                                        7,650,000         156
     6,452M   S.D. Warren Co. Inc., 14%, 2006                                                    7,000,331         143
     2,575M   Stone Container Corp., 9.75%, 2011 +                                               2,639,375          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,705,956         565
----------------------------------------------------------------------------------------------------------------------
              Real Estate/Construction--.4%
     6,600M   Cathay International, Ltd., 13%, 2008 +                                            1,881,000          38
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--.7%
   $ 4,000M   Big 5 Corp., 10.875%, 2007                                                       $ 3,700,000      $   75
----------------------------------------------------------------------------------------------------------------------
              Services--3.7%
     7,500M   Allied Waste NA, Inc., 10%, 2009                                                   7,687,500         157
     1,500M   Iron Mountain, Inc., 10.125%, 2006                                                 1,588,125          32
     5,825M   Kindercare Learning Centers, Inc., 9.50%, 2009                                     5,621,125         115
     2,000M   Loomis Fargo & Co., 10%, 2004                                                      2,000,000          41
     1,286M   Pierce Leahy Corp., 11.125%, 2006                                                  1,379,235          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,275,985         373
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--16.4%
     7,800M   E. Spire Communications, Inc., 13%, 2005 ++                                        1,599,000          33
     5,000M   Global Crossing Holding, Ltd., 9.50%, 2009                                         4,712,500          96
     3,500M   GT Group Telecom, Inc., 0%-13.25%, 2010                                            1,347,500          27
     4,000M   Hyperion Telecommunications, Inc., 0%-13%, 2003                                    3,580,000          73
     2,400M   ICG Services, Inc., 0%-10%, 2008 ++                                                  144,000           3
     5,000M   Intermedia Communications, Inc., 8.50%, 2008                                       4,925,000         100
     8,000M   Level 3 Communications, Inc., 9.125%, 2008                                         5,720,000         117
     3,000M   Level 3 Communications, Inc., 0%-12.875%, 2010                                     1,155,000          24
     2,500M   McCaw International, Ltd., 0%-13%, 2007                                            1,612,500          33
     2,250M   Netia Holdings BV, 0%-11.25%, 2007                                                 1,428,750          29
     5,500M   Nextel Communications, Inc., 0%-9.95%, 2008                                        3,753,750          77
     7,300M   Orion Network Systems, Inc., 11.25%, 2007                                          2,701,000          55
     6,350M   Pac-West Telecommunications, Inc., 13.50%, 2009                                    5,429,250         111
     1,800M   Powertel, Inc., 0%-12%, 2006                                                       1,899,000          39
     4,000M   Powertel, Inc., 11.125%, 2007                                                      4,240,000          86
     9,000M   RCN Corp., 0%-11.25%, 2007                                                         2,385,000          49
       300M   RCN Corp., 0%-11%, 2008                                                               67,500           1
     4,500M   Tritel PCS, Inc., 0%-12.75%, 2009                                                  2,992,500          61
     8,000M   Triton Communications, LLC, 0%-11%, 2008                                           6,220,000         127
     5,500M   Viatel, Inc., 0%-12.5%, 2008 ++                                                      783,750          16
     7,522M   VoiceStream Wireless Corp., 10.375%, 2009                                          8,274,200         168
     4,500M   Williams Communications Group, Inc., 10.875%, 2009                                 3,307,500          67
     4,000M   Williams Communications Group, Inc., 11.875%, 2010                                 3,100,000          63
     5,800M   World Access, Inc., 13.25%, 2008 ++                                                1,363,000          28
     4,000M   Worldwide Fiber, Inc., 12%, 2009                                                   1,500,000          31
     7,000M   XO Communications, Inc., 12.50%, 2006                                              5,110,000         104
     2,750M   XO Communications, Inc., 0%-9.45%, 2008                                            1,113,750          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                80,464,450       1,641
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
    Amount                                                                                                  $10,000 of
 or Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.2%
  $  2,500M   American Commercial Lines, LLC, 10.25%, 2008                                    $  1,512,500       $  31
     9,250M   Eletson Holdings, Inc., 9.25%, 2003                                                9,238,437         188
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,750,937         219
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $494,519,550)                                             389,400,637       7,943
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS--.9%
              Chemicals--.3%
     2,000M   Hexcel Corp., 7%, 8/1/03                                                           1,815,000          37
----------------------------------------------------------------------------------------------------------------------
              Media (Other)--.6%
     3,250M   Mail-Well I Corp., 8.75%, 12/15/08                                                 2,778,750          57
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Bonds (cost $5,128,924)                                               4,593,750          94
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.4%
              Automotive--.0%
    37,387  * Safelite Glass Corp. - Class "B"                                                         374          --
     2,523  * Safelite Realty Corp.                                                                     25          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                       399          --
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting)--.4%
    75,577  * Echostar Communications Corp. - Class "A"                                          2,092,538          43
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     4,090  * Viatel, Inc.                                                                           2,301          --
    18,224  * World Access, Inc.                                                                     4,556          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     6,857          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,542,267)                                                   2,099,794          43
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--4.7%
              Financial--.2%
    40,800  * Astoria Financial Corp., 12%, Series "B"                                           1,009,800          21
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting)--3.9%
   175,543    CSC Holdings, Inc., 11.125%, Series "M"                                           19,134,224         390
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
    Shares,                                                                                                     Amount
  Warrants,                                                                                                   Invested
  Units or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.6%
    33,000    Global Crossing Holding, Ltd., 10.75%, PIK                                      $  3,093,750       $  63
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $21,874,946)                                              23,237,774         474
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.2%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) +                                      30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
    91,625  * Safelite Glass Corp. - Class "A" (expiring 9/29/07)                                      916          --
    61,084  * Safelite Glass Corp. - Class "B" (expiring 9/29/06)                                      611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,527          --
----------------------------------------------------------------------------------------------------------------------
              Media (Cable TV/Broadcasting)--.1%
    22,950  * Diva Systems Corp. (expiring 3/1/08) +                                                71,719           1
   135,486  * Star Choice Communications, Inc. (expiring 12/15/05) +                               355,651           7
----------------------------------------------------------------------------------------------------------------------
                                                                                                   427,370           8
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.1%
    11,500  * E. Spire Communications, Inc. (expiring 11/1/05)                                      41,428           1
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) +                                            99,844           2
     3,400  * McCaw International, Ltd. (expiring 4/15/07) +                                        95,625           2
     5,600  * Powertel, Inc. (expiring 2/1/06)                                                     196,000           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                   432,897           9
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $4,904,490)                                                          861,824          17
----------------------------------------------------------------------------------------------------------------------
              UNITS--.5%
              Mining/Metals
     2,500    Russell Metals, Inc.** (cost $2,500,000)                                           2,403,125          49
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.8%
  $  7,500M   U.S. Treasury Notes, 7.25%, 2004                                                   8,140,950         166
     5,000M   U.S. Treasury Notes, 7%, 2006                                                      5,536,545         113
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $13,493,438)                                   13,677,495         279
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--8.1%
 $  20,150M   General Electric Capital Corp., 5.07%, 4/6/01                                   $ 20,132,973      $  410
     9,400M   Philip Morris Companies, Inc., 4.95%, 4/2/01                                       9,397,411         192
    10,000M   Prudential Funding Corp., 4.98%, 4/3/01                                            9,995,848         204
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $39,526,232)                                    39,526,232         806
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $583,489,847)                                        97.0%    475,800,631       9,705
Other Assets, Less Liabilities                                                         3.0      14,442,660         295
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $490,243,291     $10,000
======================================================================================================================

 * Non-income producing

** Each unit consists of one Russel Metals, Inc. $600 Principal Amount guaranteed Senior Note 10%, due 2009 and one Russel Metals, Inc. USA LLC
   $400 Principal Amount guaranteed Senior Note 10%, due 2009.

 + See Note 4

++ In default as to principal and/or interest payment


See notes to financial statements



This page intentionally left blank.



Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2001

-----------------------------------------------------------------------------------------------
                                           CASH                      INVESTMENT
                                     MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $200,749,429    $128,974,438     $59,582,202    $583,489,847
                                   ============    ============    ============    ============
At value (Note 1A)                 $200,749,429    $131,320,848     $61,584,460    $475,800,631
Cash                                    656,631         335,206         107,037       3,849,270
Receivables:
Interest and dividends                1,190,572         755,842       1,100,510      13,623,061
Shares sold                                  --         292,966         223,675         546,445
Investment securities sold                   --              --              --       1,586,833
Other assets                             24,200          27,482              64         232,843
                                   ------------    ------------    ------------    ------------
Total Assets                        202,620,832     132,732,344      63,015,746     495,639,083
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                                    --              --         333,200              --
Dividends payable                       794,067         606,846         294,319       4,371,993
Shares redeemed                         519,285         174,696          34,626         659,323
Accrued advisory fees                    80,570          64,511          30,171         301,077
Accrued expenses                         79,829          42,850          14,642          63,399
                                   ------------    ------------    ------------    ------------
Total Liabilities                     1,473,751         888,903         706,958       5,395,792
                                   ------------    ------------    ------------    ------------
Net Assets                         $201,147,081    $131,843,441     $62,308,788    $490,243,291
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $201,147,081    $150,979,228     $61,997,227    $631,022,097
Undistributed net investment
income                                       --         104,792         106,383       1,486,575
Accumulated net realized loss
on investments                               --     (21,586,989)     (1,797,080)    (34,576,165)
Net unrealized appreciation
(depreciation) in value of
investments                                  --       2,346,410       2,002,258    (107,689,216)
                                   ------------    ------------    ------------    ------------
Total                              $201,147,081    $131,843,441     $62,308,788    $490,243,291
                                   ============    ============    ============    ============
Net Assets:
Class A                            $197,656,509    $127,585,624     $51,974,470    $467,388,721
Class B                             $ 3,490,572     $ 4,257,817     $10,334,318    $ 22,854,570

Shares outstanding (Note 6):
Class A                             197,656,509      11,334,215       5,236,620     139,522,039
Class B                               3,490,572         378,429       1,040,843       6,854,965

Net asset value and
redemption price
per share - Class A                       $1.00+         $11.26           $9.93           $3.35
                                   ============    ============    ============    ============
Maximum offering price
per share - Class A
(Net asset value/.9375)*                    N/A          $12.01          $10.59           $3.57
                                   ============    ============    ============    ============

Net asset value and offering
price per share - Class B
(Note 6)                                  $1.00          $11.25           $9.93           $3.33
                                   ============    ============    ============    ============

* On purchases of $25,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.


See notes to financial statements



Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2001

-----------------------------------------------------------------------------------------------
                                           CASH                      INVESTMENT
                                     MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------
Investment Income

Income:
Interest                             $6,083,788      $4,487,274      $2,147,638    $ 27,130,172
Dividends (Note 1F)                          --              --              --       1,500,370
                                   ------------    ------------    ------------    ------------
Total Income                          6,083,788       4,487,274       2,147,638      28,630,542
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           472,378         640,521         214,167       1,830,428
Distribution plan expenses -
Class A                                      --         155,811          66,603         714,029
Distribution plan expenses -
Class B                                   8,867          15,755          43,010         112,180
Shareholder servicing costs             420,001         125,006          55,556         527,480
Professional fees                        12,544          19,898           3,387          39,862
Custodian fees                           12,902           9,425           4,105          19,625
Reports to shareholders                  17,650           9,734           1,724          17,774
Other expenses                           32,729          26,007           4,893          31,245
                                   ------------    ------------    ------------    ------------
Total expenses                          977,071       1,002,157         393,445       3,292,623
Less: Expenses waived or
assumed                                (204,629)       (273,035)        (42,899)             --
Custodian fees paid
indirectly                               (3,640)         (9,425)         (4,105)        (15,829)
                                   ------------    ------------    ------------    ------------
Net expenses                            768,802         719,697         346,441       3,276,794
                                   ------------    ------------    ------------    ------------
Net investment income                 5,314,986       3,767,577       1,801,197      25,353,748
                                   ------------    ------------    ------------    ------------
Realized and Unrealized
Gain (Loss) on Investments
(Note 2):

Net realized gain (loss) on
investments                                  --         728,920        (162,673)    (13,139,239)

Net unrealized appreciation
(depreciation) of
investments                                  --       3,009,967       2,495,457     (24,825,549)
                                   ------------    ------------    ------------    ------------
Net gain (loss) on
investments                                  --       3,738,887       2,332,784     (37,964,788)
                                   ------------    ------------    ------------    ------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations                           $5,314,986      $7,506,464      $4,133,981    $(12,611,040)
                                   ============    ============    ============    ============


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------------------------------------------------------
                                           CASH MANAGEMENT                    GOVERNMENT
                                     ----------------------------    ----------------------------
                                       10/1/00 to      10/1/99 to      10/1/00 to      10/1/99 to
                                          3/31/01         9/30/00         3/31/01         9/30/00
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                 $ 5,314,986     $ 9,100,796     $ 3,767,577     $ 8,091,926
Net realized gain (loss) on
investments                                    --              --         728,920      (2,538,112)
Net unrealized appreciation
(depreciation) of
investments                                    --              --       3,009,967       2,348,645
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting
from operations                         5,314,986       9,100,796       7,506,464       7,902,459
                                     ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A        (5,257,514)     (8,995,339)     (3,778,462)     (7,875,175)
Net investment income - Class B           (57,472)       (105,457)        (83,795)       (157,988)
Net realized gains - Class A                   --              --              --              --
Net realized gains - Class B                   --              --              --              --
                                     ------------    ------------    ------------    ------------
Total distributions                    (5,314,986)     (9,100,796)     (3,862,257)     (8,033,163)
                                     ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             160,157,604     313,784,842       6,095,673       6,084,542
Value of shares issued for
acquisitions**                                 --              --              --              --
Reinvestment of distributions           5,204,340       8,620,002       3,088,541       6,493,800
Cost of shares redeemed              (149,846,307)   (307,626,554)     (8,842,566)    (28,907,305)
                                     ------------    ------------    ------------    ------------
                                       15,515,637      14,778,290         341,648     (16,328,963)
                                     ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               3,127,154       2,599,192       1,349,443         826,979
Value of shares issued for
acquisitions**                                 --              --              --              --
Reinvestment of distributions              51,438         101,099          68,864         130,988
Cost of shares redeemed                (1,278,023)     (3,761,951)       (138,058)     (1,279,078)
                                     ------------    ------------    ------------    ------------
                                        1,900,569      (1,061,660)      1,280,249        (321,111)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                     17,416,206      13,716,630       1,621,897     (16,650,074)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                             17,416,206      13,716,630       5,266,104     (16,780,778)

Net Assets
Beginning of period                   183,730,875     170,014,245     126,577,337     143,358,115
                                     ------------    ------------    ------------    ------------
End of period+                       $201,147,081    $183,730,875    $131,843,441    $126,577,337
                                     ============    ============    ============    ============

+Includes undistributed net
investment income of                 $         --    $         --    $    104,792    $    199,472
                                     ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                  160,157,604     313,784,842         545,449         564,840
Issued for acquisition**                       --              --              --              --
Issued for distributions
reinvested                              5,204,340       8,620,002         278,273         602,038
Redeemed                             (149,846,307)   (307,626,554)        (795,897)     (2,685,806)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding             15,515,637      14,778,290          27,825      (1,518,928)
                                     ============    ============    ============    ============
Class B:
Sold                                    3,127,154       2,599,192         120,059          76,637
Issued for acquisition**                       --              --              --              --
Issued for distributions
reinvested                                 51,438         101,099           6,205          12,153
Redeemed                               (1,278,023)     (3,761,951)        (12,372)       (118,696)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding              1,900,569      (1,061,660)        113,892         (29,906)
                                     ============    ============    ============    ============

** See Note 7



See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------------------------------------------------------
                                           INVESTMENT GRADE                     INCOME
                                     ----------------------------    ----------------------------
                                       10/1/00 to      10/1/99 to      10/1/00 to      10/1/99 to
                                          3/31/01         9/30/00         3/31/01         9/30/00
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                 $ 1,801,197     $ 3,430,836    $ 25,353,748    $ 45,497,060
Net realized gain (loss) on
investments                              (162,673)     (1,632,279)    (13,139,239)     (9,220,347)
Net unrealized appreciation
(depreciation) of
investments                             2,495,457         823,722     (24,825,549)    (28,176,371)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting
from operations                         4,133,981       2,622,279     (12,611,040)      8,100,342
                                     ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A        (1,578,939)     (2,945,542)    (26,628,461)    (46,405,355)
Net investment income - Class B          (252,257)       (410,312)     (1,182,763)     (1,812,770)
Net realized gains - Class A                   --         (19,371)             --              --
Net realized gains - Class B                   --          (2,844)             --              --
                                     ------------    ------------    ------------    ------------
Total distributions                    (1,831,196)     (3,378,069)    (27,811,224)    (48,218,125)
                                     ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold               5,736,007       7,165,013      17,276,394      30,975,758
Value of shares issued for
acquisitions**                                 --              --              --     174,400,627
Reinvestment of distributions           1,210,943       2,324,117      18,702,390      32,019,270
Cost of shares redeemed                (3,706,985)    (11,020,632)    (31,358,546)    (86,139,336)
                                     ------------    ------------    ------------    ------------
                                        3,239,965      (1,531,502)      4,620,238     151,256,319
                                     ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               2,238,274       2,455,564       2,747,238       7,386,450
Value of shares issued for
acquisitions**                                 --              --              --       7,454,721
Reinvestment of distributions             189,595         304,845         619,423         936,426
Cost of shares redeemed                  (438,912)     (1,998,830)     (2,012,830)     (4,527,291)
                                     ------------    ------------    ------------    ------------
                                        1,988,957         761,579       1,353,831      11,250,306
                                     ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                      5,228,922        (769,923)      5,974,069     162,506,625
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                              7,531,707      (1,525,713)    (34,448,195)    122,388,842

Net Assets
Beginning of period                    54,777,081      56,302,794     524,691,486     402,302,644
                                     ------------    ------------    ------------    ------------
End of period+                        $62,308,788     $54,777,081    $490,243,291    $524,691,486
                                     ============    ============    ============    ============

+Includes undistributed net
investment income of                  $   106,383     $   136,382    $  1,486,575    $  3,944,051
                                     ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                      588,323         757,808       5,026,696       8,165,881
Issued for acquisition**                       --              --              --      45,133,723
Issued for distributions
reinvested                                125,157         245,595       5,420,819       8,452,131
Redeemed                                 (383,035)     (1,167,515)     (9,132,770)    (22,726,423)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding                330,445        (164,112)      1,314,745      39,025,312
                                     ============    ============    ============    ============
Class B:
Sold                                      227,893         260,288         799,966       1,950,006
Issued for acquisition**                       --              --              --       1,936,922
Issued for distributions
reinvested                                 19,578          32,190         180,469         248,665
Redeemed                                  (45,261)       (211,217)       (589,212)     (1,196,640)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding                202,210          81,261         391,223       2,938,953
                                     ============    ============    ============    ============

** See Note 7


See notes to financial statements



Notes to Financial Statements

1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), and First Investors Fund For Income, Inc. ("Income Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors/Trustees.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2000, capital loss carryovers were as follows:

                                                  Year Capital Loss Carryovers Expire
                                  ---------------------------------------------------------------------------------
Fund                Total         2001         2002         2003         2004         2005         2007        2008
----                -----         ----         ----         ----         ----         ----         ----        ----
Government    $19,795,655   $       --  $18,573,783     $     --   $  204,508   $       --     $     --  $1,017,364
Income         11,300,823    1,762,042      135,416      646,669    4,514,945    2,942,771      379,237     919,743


C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.



Notes to Financial Statements (continued)

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of Income Fund are recognized as dividend income and recorded at the market value of the shares received. During the six months ended March 31, 2001, Income Fund recognized $1,439,170 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. Bond discounts are accreted using the interest method. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Auditing Guide for Audits of Investment Companies (dated December 1, 2000), both premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the funds. For the six months ended March 31, 2001, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $32,999 against custodian charges based on the uninvested cash balances of the Funds.

2. Security Transactions--For the six months ended March 31, 2001, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term U.S. Government obligations and short-term securities) were as follows:

                                                                          Long-Term U.S.
                                              Securities          Government Obligations
                            ----------------------------    ----------------------------
                                 Cost of        Proceeds         Cost of        Proceeds
Fund                           Purchases      from Sales       Purchases      from Sales
----                        ------------    ------------    ------------    ------------
Government                   $        --     $        --     $23,800,134     $28,312,091
Investment Grade              12,662,522       8,661,456              --              --
Income                        23,215,862      33,151,323              --              --


At March 31, 2001, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                                     Net
                                                   Gross           Gross      Unrealized
                               Aggregate      Unrealized      Unrealized    Appreciation
Fund                                Cost    Appreciation    Depreciation   (Depreciation)
--------------------        ------------    ------------    ------------    ------------
Government                  $128,974,438      $2,480,559    $    134,149    $  2,346,410
Investment Grade              59,582,202       2,338,174         335,916       2,002,258
Income                       583,489,847       9,983,892     117,673,108    (107,689,216)




3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2001, total directors/trustees fees accrued by the Funds amounted to $14,250.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Funds average daily net assets.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived 40% of the 1% annual fee on the first $200 million of Government Fund's average daily net assets for the six months ended March 31, 2001.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO waived 20% of the .75% annual fee on the first $300 million of the Fund's average daily net assets for the six months ended March 31, 2001.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the six months ended March 31, 2001, total advisory fees accrued to FIMCO by the Funds were $3,157,494 of which $298,526 was waived. In addition, FIMCO assumed $222,037 of the Cash Management and Government Funds' expenses.

For the six months ended March 31, 2001, FIC, as underwriter, received $745,666 in commissions from the sale of shares of the Funds after allowing $85,919 to other dealers. Shareholder servicing costs included $748,522 in transfer agent fees accrued to ADM and $152,792 in IRA custodian fees accrued to FIFSB. For the six months ended March 31, 2001, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund in the amount of $22,542.



Notes to Financial Statements (continued)

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

4. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2001, Investment Grade Fund held three 144A securities with an aggregate value of $2,121,520 representing 3.4% of the Fund's net assets and Income Fund held nine 144A securities with an aggregate value of $9,224,494 representing 1.9% of the Fund's net assets. These securities are valued as set forth in
Note 1A.

5. High Yield Credit Risk--The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--At March 31, 2001, paid-in capital of the Cash Management Fund amounted to $201,147,081. The Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 5,000,000,000 shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized by both Government Fund and Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

7. Reorganization--On March 14, 2000, the Income Fund acquired all of the net assets of the First Investors High Yield Fund, Inc. ("High Yield Fund") and the Executive Investors High Yield Fund ("Executive High Yield Fund") in connection with tax-free reorganizations that were approved by the High Yield Fund and Executive High Yield Fund shareholders. The Income Fund issued 41,380,062 Class A shares and 1,936,922 Class B shares to the High Yield Fund and 3,753,611 Class A shares to the Executive High Yield Fund in connection with the reorganizations. In return, it received net assets of $167,350,876 from the High Yield Fund (which included $21,301,059 of unrealized depreciation and $10,784,903 in accumulated net realized losses) and $14,504,472 in net assets from the Executive High Yield Fund (which included $1,748,230 in unrealized depreciation and $256,977 in accumulated net realized losses). The Income Fund's shares were issued at their current net asset values as of the date of the reorganizations. The aggregate net assets of the Income Fund, High Yield Fund and Executive High Yield Fund immediately before the acquisition were $575,064,172 consisting of Income Fund $393,208,824 ($377,900,590 Class A and $15,308,234 Class B), High
Yield Fund $167,350,876 ($159,896,155 Class A and $7,454,721 Class B) and
Executive High Yield Fund $14,504,472, respectively.



Financial Highlights

FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1996(c)           $ 1.00          $.048           $ --          $.048          $.048           $ --          $.048         $ 1.00
1997(c)             1.00           .049             --           .049           .049             --           .049           1.00
1998(c)             1.00           .048             --           .048           .048             --           .048           1.00
1999(b)             1.00           .032             --           .032           .032             --           .032           1.00
2000(d)             1.00           .054             --           .054           .054             --           .054           1.00
2001(e)             1.00           .030             --           .030           .030             --           .030           1.00

Class B
-------
1996(c)             1.00           .040             --           .040           .040             --           .040           1.00
1997(c)             1.00           .041             --           .041           .041             --           .041           1.00
1998(c)             1.00           .041             --           .041           .041             --           .041           1.00
1999(b)             1.00           .027             --           .027           .027             --           .027           1.00
2000(d)             1.00           .046             --           .046           .046             --           .046           1.00
2001(e)             1.00           .020             --           .020           .020             --           .020           1.00

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1996(c)           $11.31          $ .68          $(.30)         $ .38          $ .64           $ --          $ .64         $11.05
1997(c)            11.05            .69            .21            .90            .66             --            .66          11.29
1998(a)            11.29            .49            .18            .67            .47             --            .47          11.49
1999(d)            11.49            .63           (.58)           .05            .61             --            .61          10.93
2000(d)            10.93            .65            .02            .67            .66             --            .66          10.94
2001(e)            10.94            .33            .33            .66            .34             --            .34          11.26

Class B
-------
1996(c)            11.31            .60           (.31)           .29            .56             --            .56          11.04
1997(c)            11.04            .61            .21            .82            .59             --            .59          11.27
1998(a)            11.27            .42            .19            .61            .40             --            .40          11.48
1999(d)            11.48            .54           (.57)          (.03)           .53             --            .53          10.92
2000(d)            10.92            .57            .02            .59            .58             --            .58          10.93
2001(e)            10.93            .28            .33            .61            .29             --            .29          11.25

---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets++                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1996(c)             4.89           $134            .70           4.78           1.19           4.29             --
1997(c)             4.98            140            .77           4.87           1.19           4.45             --
1998(c)             4.92            160            .80           5.00           1.14           4.66             --
1999(b)             3.29            158            .80+          4.33+          1.14+          3.99+            --
2000(d)             5.50            182            .80           5.36           1.08           5.08             --
2001(e)             2.83            198            .80+          5.62+          1.02+          5.40+            --

Class B
-------
1996(c)             4.11             .1           1.45           4.03           1.94           3.54             --
1997(c)             4.20             .3           1.52           4.12           1.94           3.70             --
1998(c)             4.14              1           1.55           4.25           1.89           3.91             --
1999(b)             2.72              2           1.55+          3.58+          1.89+          3.24+            --
2000(d)             4.72              2           1.55           4.61           1.83           4.33             --
2001(e)             2.45              3           1.55+          4.87+          1.77+          4.65+            --

------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1996(c)             3.51           $187           1.39           6.15           1.64           5.90            121
1997(c)             8.40            170           1.34           6.16           1.64           5.86            134
1998(a)             6.03            161           1.28+          5.71+          1.62+          5.37+            62
1999(d)              .50            140           1.19           5.58           1.57           5.20             99
2000(d)             6.38            124           1.12           6.05           1.55           5.62             26
2001(e)             6.07            128           1.10+          5.90+          1.54+          5.46+            19

Class B
-------
1996(c)             2.73              1           2.09           5.45           2.34           5.20            121
1997(c)             7.60              2           2.04           5.46           2.34           5.16            134
1998(a)             5.54              3           1.98+          5.01+          2.32+          4.67+            62
1999(d)             (.25)             3           1.93           4.84           2.31           4.46             99
2000(d)             5.56              3           1.87           5.30           2.30           4.87             26
2001(e)             5.67              4           1.85+          5.15+          2.29+          4.71+            19

------------------------------------------------------------------------------------------------------------------




Financial Highlights
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1996(c)           $10.34          $ .62          $(.39)         $ .23          $ .62           $.02          $ .64         $ 9.93
1997(c)             9.93            .62            .25            .87            .61            .03            .64          10.16
1998(a)            10.16            .46            .36            .82            .45             --            .45          10.53
1999(d)            10.53            .57           (.79)          (.22)           .58            .07            .65           9.66
2000(d)             9.66            .60           (.14)           .46            .58            .01            .59           9.53
2001(e)             9.53            .31            .41            .72            .32             --            .32           9.93

Class B
-------
1996(c)            10.35            .55           (.39)           .16            .55            .02            .57           9.94
1997(c)             9.94            .55            .26            .81            .55            .03            .58          10.17
1998(a)            10.17            .41            .36            .77            .40             --            .40          10.54
1999(d)            10.54            .50           (.79)          (.29)           .51            .07            .58           9.67
2000(d)             9.67            .54           (.14)           .40            .52            .01            .53           9.54
2001(e)             9.54            .27            .40            .67            .28             --            .28           9.93

---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1996(c)           $ 4.13          $ .39          $ .14          $ .53          $ .37           $ --          $ .37         $ 4.29
1997(c)             4.29            .38            .14            .52            .38             --            .38           4.43
1998(a)             4.43            .29           (.26)           .03            .29             --            .29           4.17
1999(d)             4.17            .40           (.27)           .13            .38             --            .38           3.92
2000(d)             3.92            .35           (.26)           .09            .38             --            .38           3.63
2001(e)             3.63            .17           (.26)          (.09)           .19             --            .19           3.35

Class B
-------
1996(c)             4.13            .38            .12            .50            .35             --            .35           4.28
1997(c)             4.28            .34            .15            .49            .35             --            .35           4.42
1998(a)             4.42            .26           (.26)            --            .26             --            .26           4.16
1999(d)             4.16            .37           (.27)           .10            .36             --            .36           3.90
2000(d)             3.90            .33           (.26)           .07            .36             --            .36           3.61
2001(e)             3.61            .16           (.26)          (.10)           .18             --            .18           3.33

---------------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges
  + Annualized
 ++ Net of expenses waived or assumed (Note 3).
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 1, 1999 to September 30, 1999.
(c) For the calendar year ended December 31.
(d) For the fiscal year ended September 30.
(e) For the period October 1, 2000 to March 31, 2001.



------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets++                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1996(c)             2.39           $ 46           1.11           5.96           1.42           5.65             22
1997(c)             9.14             45           1.11           6.18           1.43           5.86             34
1998(a)             8.29             50           1.10+          6.02+          1.40+          5.72+            49
1999(d)            (2.21)            49           1.10           5.70           1.38           5.42             18
2000(d)             5.03             47           1.10           6.36           1.35           6.11             62
2001(e)             7.62             52           1.10+          6.40+          1.24+          6.26+            16

Class B
-------
1996(c)             1.64              2           1.81           5.26           2.12           4.95             22
1997(c)             8.40              3           1.81           5.48           2.13           5.16             34
1998(a)             7.73              5           1.80+          5.32+          2.10+          5.02+            49
1999(d)            (2.90)             7           1.80           5.00           2.08           4.72             18
2000(d)             4.31              8           1.80           5.66           2.05           5.41             62
2001(e)             7.14             10           1.85+          5.65+          1.99+          5.51+            16

------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1996(c)            13.40           $432           1.16           9.27            N/A            N/A             30
1997(c)            12.62            439           1.15           8.63            N/A            N/A             45
1998(a)              .49            410           1.27+          8.68+           N/A            N/A             28
1999(d)             3.13            389           1.29           9.71            N/A            N/A             28
2000(d)             2.46            501           1.29           9.55            N/A            N/A             14
2001(e)            (2.38)           467           1.28+         10.18+           N/A            N/A              4

Class B
-------
1996(c)            12.51              3           1.86           8.57            N/A            N/A             30
1997(c)            11.95              6           1.85           7.93            N/A            N/A             45
1998(a)             (.06)             9           1.97+          7.98+           N/A            N/A             28
1999(d)             2.29             14           1.99           9.01            N/A            N/A             28
2000(d)             1.81             23           1.99           8.85            N/A            N/A             14
2001(e)            (2.74)            23           1.98+          9.48+           N/A            N/A              4
------------------------------------------------------------------------------------------------------------------

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Government Fund, Investment Grade Fund (a series of First Investors Series Fund), and Fund For Income as of March 31, 2001, the related statement of operations for the six months then ended and the statement of changes in net assets for the six months ended March 31, 2001 and the year ended September 30, 2000 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Government Fund, Investment Grade Fund, and Fund For Income at March 31, 2001, and the results of their operations for the six months then ended, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
May 1, 2001



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FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Directors/Trustees
--------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------
Glenn O. Head
President

George V. Ganter
Vice President

Nancy W. Jones
Vice President

Michael J. O'Keefe
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
--------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.



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